DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI Japan Hedged Equity ETF
August 31, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 97.9%
Communication Services
— 6.5%
Capcom Co. Ltd.
35,600 951,562
KDDI Corp.
386,930 7,168,196
Konami Group Corp.
12,777 1,767,985
LY Corp.
341,528 1,188,667
Nexon Co. Ltd.
43,264 858,509
Nintendo Co. Ltd.
146,869 8,314,762
NTT, Inc.
4,058,000 4,381,878
SoftBank Corp.
3,865,800 5,737,597
SoftBank Group Corp.
497,684 16,200,043
Toho Co. Ltd. (a)
70,950 701,284
(Cost $36,357,020)
47,270,483
Consumer Discretionary
— 14.8%
Aisin Corp.
61,141 861,524
Asics Corp.
91,713 2,583,465
Bandai Namco Holdings, Inc.
67,121 2,403,331
Bridgestone Corp.
143,114 3,713,349
Denso Corp.
214,940 2,603,499
Fast Retailing Co. Ltd.
24,443 11,085,417
Honda Motor Co. Ltd.
485,835 5,200,487
Isuzu Motors Ltd.
69,698 997,805
Nissan Motor Co. Ltd. *
320,447 658,947
Nitori Holdings Co. Ltd.
51,235 977,554
Oriental Land Co. Ltd. (a)
143,725 2,721,553
Pan Pacific International
Holdings Corp.
254,200 1,284,128
Panasonic Holdings Corp.
312,444 8,797,328
Rakuten Group, Inc. *
188,939 917,788
Ryohin Keikaku Co. Ltd.
66,800 1,809,768
Sanrio Co. Ltd. (a)
131,300 1,057,386
Sekisui House Ltd. (a)
78,687 1,697,373
Shimano, Inc.
9,184 1,146,635
Sony Group Corp.
779,865 19,605,245
Subaru Corp.
69,808 1,165,870
Sumitomo Electric Industries
Ltd.
382,952 5,324,171
Suzuki Motor Corp.
212,956 2,968,720
Toyota Motor Corp.
1,270,465 25,099,139
Yamaha Motor Co. Ltd.
120,080 1,435,698
Zensho Holdings Co. Ltd.
12,700 937,296
(Cost $88,085,821)
107,053,476
Consumer Staples — 3.6%
Aeon Co. Ltd. (a)
290,706 2,468,499
Ajinomoto Co., Inc.
114,402 3,868,542
Asahi Group Holdings Ltd.
188,842 1,981,215
Japan Tobacco, Inc.
147,689 6,411,413
Kao Corp.
122,968 2,802,670
Kikkoman Corp.
88,262 1,013,839
Kirin Holdings Co. Ltd.
103,389 1,976,526
Number
of Shares Value $
Seven & i Holdings Co. Ltd. (a)
247,906 3,144,022
Shiseido Co. Ltd.
53,171 1,240,157
Suntory Beverage & Food Ltd.
15,434 435,920
Unicharm Corp.
148,522 927,019
(Cost $24,039,176)
26,269,822
Energy — 0.9%
ENEOS Holdings, Inc.
343,537 2,879,475
Idemitsu Kosan Co. Ltd.
94,667 841,484
Inpex Corp.
116,744 2,891,743
(Cost $4,574,414)
6,612,702
Financials — 18.7%
Chiba Bank Ltd.
73,060 1,289,698
Daiichi Life Group, Inc.
461,076 5,306,342
Daiwa Securities Group, Inc.
168,944 1,949,598
Japan Exchange Group, Inc.
132,130 1,860,986
Japan Post Bank Co. Ltd.
239,725 5,109,631
Japan Post Holdings Co. Ltd.
208,970 3,252,607
Japan Post Insurance Co. Ltd.
66,100 701,343
Mitsubishi HC Capital, Inc.
114,516 999,282
Mitsubishi UFJ Financial Group,
Inc.
1,428,042 32,896,366
Mizuho Financial Group, Inc.
310,852 16,779,197
MS&AD Insurance Group
Holdings, Inc.
160,267 5,123,528
Nomura Holdings, Inc.
393,577 4,029,391
ORIX Corp.
146,983 5,781,791
Resona Holdings, Inc.
276,276 4,375,451
SBI Holdings, Inc.
70,698 1,466,624
Sompo Holdings, Inc.
109,725 4,704,953
Sumitomo Mitsui Financial
Group, Inc.
487,516 21,285,910
Sumitomo Mitsui Trust Holdings,
Inc.
337,996 3,759,743
T&D Holdings, Inc.
59,549 1,819,087
Tokio Marine Holdings, Inc.
239,813 11,569,570
Yokohama Financial Group, Inc.
130,738 1,596,272
(Cost $77,686,363)
135,657,370
Health Care — 5.3%
Astellas Pharma, Inc.
230,535 3,422,308
Chugai Pharmaceutical Co. Ltd.
89,935 3,891,835
Daiichi Sankyo Co. Ltd.
225,071 4,012,534
Eisai Co. Ltd.
34,012 1,009,182
Hoya Corp.
44,601 6,868,135
Kyowa Kirin Co. Ltd.
29,860 491,218
Olympus Corp.
141,876 1,869,921
Otsuka Holdings Co. Ltd.
56,000 4,294,210
Shionogi & Co. Ltd.
102,124 1,860,607
Takeda Pharmaceutical Co. Ltd.
213,923 7,719,976
Terumo Corp.
178,004 2,803,493
(Cost $36,739,323)
38,243,419
Industrials — 23.9%
AGC, Inc.
25,362 910,809

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Japan Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
ANA Holdings, Inc. (a)
21,418 407,445
Central Japan Railway Co.
100,060 2,490,382
Dai Nippon Printing Co. Ltd.
50,258 975,587
Daifuku Co. Ltd.
42,202 1,533,273
Daikin Industries Ltd.
33,148 4,389,646
East Japan Railway Co.
129,555 2,904,141
Ebara Corp.
60,500 1,772,773
FANUC Corp.
124,945 4,735,787
Fuji Electric Co. Ltd.
17,594 1,525,364
Fujikura Ltd.
201,500 6,942,448
Furukawa Electric Co. Ltd.
87,900 2,211,944
Hankyu Hanshin Holdings, Inc.
30,567 899,502
Hikari Tsushin, Inc.
2,452 621,173
Hitachi Ltd.
590,910 20,114,983
IHI Corp.
130,100 2,184,214
ITOCHU Corp.
744,395 9,822,752
Kajima Corp.
53,076 1,607,397
Kawasaki Heavy Industries Ltd.
98,800 1,596,262
Kawasaki Kisen Kaisha Ltd. (a)
48,200 1,004,732
Komatsu Ltd.
115,337 5,370,120
Kubota Corp.
119,963 2,202,138
Makita Corp.
28,903 958,729
Marubeni Corp.
182,287 5,623,226
MINEBEA MITSUMI, Inc.
44,531 942,190
Mitsubishi Corp.
408,573 12,286,602
Mitsubishi Electric Corp.
254,726 8,905,444
Mitsubishi Heavy Industries Ltd.
429,820 10,463,662
Mitsui & Co. Ltd.
316,942 9,937,793
Mitsui OSK Lines Ltd.
44,400 1,947,208
NIDEC CORP *
112,980 1,825,361
Nippon Yusen KK
50,336 2,218,250
Obayashi Corp.
84,818 1,588,844
Recruit Holdings Co. Ltd.
177,091 20,192,254
Secom Co. Ltd.
53,744 2,183,739
Shimizu Corp.
65,200 974,633
SMC Corp.
7,305 3,233,406
Sumitomo Corp.
544,592 6,107,271
Taisei Corp.
18,752 1,475,509
TOPPAN Holdings, Inc.
28,839 919,418
Toyota Tsusho Corp.
85,393 3,997,301
West Japan Railway Co.
53,758 1,014,588
(Cost $119,967,778)
173,018,300
Information Technology
— 17.8%
Advantest Corp.
98,081 20,684,500
Canon, Inc.
106,297 3,110,726
Disco Corp.
11,610 4,223,932
FUJIFILM Holdings Corp.
146,971 3,118,821
Fujitsu Ltd.
227,254 5,503,886
Ibiden Co. Ltd.
31,400 4,020,576
Keyence Corp.
25,298 13,248,392
Number
of Shares Value $
Kioxia Holdings Corp. *
51,300 16,053,127
Kokusai Electric Corp.
28,900 1,589,636
Kyocera Corp.
156,232 3,576,466
Lasertec Corp.
10,283 2,165,384
Murata Manufacturing Co. Ltd.
216,835 9,760,629
NEC Corp.
164,065 5,040,570
Nomura Research Institute Ltd.
47,722 1,580,577
Obic Co. Ltd.
42,935 1,366,663
Otsuka Corp.
29,620 669,532
Renesas Electronics Corp.
230,524 4,894,757
SCREEN Holdings Co. Ltd.
20,100 1,711,174
TDK Corp.
252,620 4,867,383
Tokyo Electron Ltd.
59,564 21,044,082
Yokogawa Electric Corp.
28,779 920,928
(Cost $84,778,880)
129,151,741
Materials — 3.7%
Asahi Kasei Corp.
165,384 1,701,980
JX Advanced Metals Corp.
73,400 1,733,113
Mitsubishi Chemical Group
Corp.
162,696 1,228,240
Mitsui Kinzoku Co. Ltd.
7,200 1,322,591
Nippon Paint Holdings Co. Ltd.
124,815 944,219
Nippon Sanso Holdings Corp.
22,480 799,289
Nippon Steel Corp.
649,185 2,721,904
Nitto Denko Corp.
87,155 1,916,046
Resonac Holdings Corp.
24,400 2,420,144
Shin-Etsu Chemical Co. Ltd.
219,560 8,277,996
Sumitomo Metal Mining Co. Ltd.
31,659 2,202,753
Toray Industries, Inc.
172,496 1,390,226
(Cost $24,208,143)
26,658,501
Real Estate — 1.8%
Daito Trust Construction Co. Ltd.
38,955 812,020
Daiwa House Industry Co. Ltd.
76,017 2,226,977
Hulic Co. Ltd.
60,210 672,581
Mitsubishi Estate Co. Ltd.
142,424 3,383,406
Mitsui Fudosan Co. Ltd.
337,427 3,215,854
Nippon Building Fund, Inc. REIT
1,038 820,653
Sumitomo Realty &
Development Co. Ltd.
81,100 1,688,504
(Cost $12,186,154)
12,819,995
Utilities — 0.9%
Chubu Electric Power Co., Inc.
89,220 1,604,843
Kansai Electric Power Co., Inc.
126,538 2,226,198
Osaka Gas Co. Ltd.
43,689 1,574,445
Tokyo Gas Co. Ltd.
39,765 1,539,820
(Cost $5,431,014)
6,945,306
TOTAL COMMON STOCKS
(Cost $514,054,086)
709,701,115

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI Japan Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
SECURITIES LENDING
COLLATERAL — 1.5%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.59%
(b)(c)
(Cost $10,477,327)
10,477,327 10,477,327
Number
of Shares Value $
CASH EQUIVALENTS — 1.3%
DWS Government Money Market
Series "Institutional Shares",
3.65% (b)
(Cost $9,786,640)
9,786,640 9,786,640
TOTAL INVESTMENTS
— 100.7%
(Cost $534,318,053)
729,965,082
Other assets and liabilities,
net — (0.7%)
(4,805,897)
NET ASSETS — 100.0%
725,159,185
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2026 is as follows:
Value ($) at
5/31/2026
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2026
Value ($) at
8/31/2026
SECURITIES LENDING COLLATERAL — 1.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.59% (b)(c)
— 10,477,327 (d) — — — 11,382 — 10,477,327 10,477,327
CASH EQUIVALENTS — 1.3%
DWS Government Money Market Series "Institutional Shares", 3.65% (b)
2,538,429 21,298,859 (14,050,648) — — 86,205 — 9,786,640 9,786,640
2,538,429 31,776,186 (14,050,648) — — 97,587 — 20,263,967 20,263,967

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Japan Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
ColumnBreak
Hidden Row
At August 31, 2026, open futures contracts purchased were as follows:
At August 31, 2026, the Fund had the following forward foreign currency contracts outstanding:
Currency Abbreviations
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2026 amounted to $9,837,061, which is 1.4% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31,
2026.
REIT: Real Estate Investment Trust
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
TOPIX Index
JPY 57 14,288,202 14,864,601 9/10/2026 576,399
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
JP Morgan & Chase Co.
9/2/2026 JPY 106,435,815,844 USD 669,959,626 3,694,738 —
JP Morgan & Chase Co.
9/2/2026 JPY 3,898,045,000 USD 24,536,222 135,314 —
JP Morgan & Chase Co.
9/2/2026 JPY 1,740,856,800 USD 10,942,330 44,947 —
JP Morgan & Chase Co.
9/2/2026 USD 26,069,583 JPY 4,141,599,000 — (144,080)
RBC Capital Markets
9/2/2026 USD 1,323,274 JPY 210,531,337 — (5,394)
RBC Capital Markets
9/2/2026 USD 674,552,035 JPY 107,722,587,307 — (232,240)
Bank of America
10/2/2026 JPY 5,925,399,755 USD 37,192,654 6,321 —
RBC Capital Markets
10/2/2026 JPY 107,722,587,307 USD 676,165,229 125,094 —
Total unrealized appreciation (depreciation)
4,006,414 (381,714)
JPY Japanese Yen
USD U.S. Dollar

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI Japan Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DBJP-PH1
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 709,701,115 $ — $ — $ 709,701,115
Short-Term Investments (a)
20,263,967 — — 20,263,967
Derivatives (b)
Forward Foreign Currency Contracts
— 4,006,414 — 4,006,414
Futures Contracts
576,399 — — 576,399
TOTAL
$ 730,541,481 $ 4,006,414 $ — $ 734,547,895
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Forward Foreign Currency Contracts
$ — $ (381,714) $ — $ (381,714)
TOTAL
$ — $ (381,714) $ — $ (381,714)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.